Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 234,339	$ 216,683
Customer accounts and other restricted cash	954,896	1,081,896
Accounts receivable, net of allowance for credit losses of $4,435 and $7,994, respectively	155,357	158,197
Settlement receivables, net of allowance for credit losses of $4,820 and $4,082, respectively	145,182	138,565
Prepaid expenses and other current assets	89,798	81,298
Derivative financial assets	3,413	0
Contingent consideration receivable - current	826	0
Total current assets	1,583,811	1,676,639
Deferred tax assets	91,304	91,304
Property, plant and equipment, net	26,013	24,297
Operating lease right-of-use assets	39,604	40,620
Derivative financial assets	150	5,502
Intangible assets, net	950,350	981,315
Goodwill	2,007,076	1,976,851
Contingent consideration receivable - non-current	3,312	0
Other assets – non-current	11,812	12,806
Total assets	4,713,432	4,809,334
Current liabilities
Accounts payable and other liabilities	193,164	176,940
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,139,759	1,235,104
Operating lease liabilities – current	8,060	7,653
Income taxes payable	3,269	5,495
Warrant liabilities	835	0
Contingent and deferred consideration payable – current	1,856	8,070
Liability for share-based compensation – current	2,638	2,126
Total current liabilities	1,359,771	1,445,578
Non-current debt	2,374,425	2,353,358
Operating lease liabilities - non-current	34,833	35,573
Deferred tax liabilities	80,238	91,570
Warrant liabilities	0	1,401
Derivative financial liabilities - non-current	224	0
Liability for share-based compensation – non-current	2,031	2,268
Contingent and deferred consideration payable – non-current	25	325
Total non-current liabilities	2,491,776	2,484,495
Total liabilities	3,851,547	3,930,073
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 62,547,431 shares issued and 59,333,362 outstanding as of March 31, 2025 and 62,511,104 shares issued and 59,888,304 outstanding as of December 31, 2024	751	750
Additional paid in capital	3,206,791	3,199,119
Accumulated deficit	(2,257,006)	(2,237,534)
Treasury shares - at cost; 3,214,069 shares as of March 31, 2025 and 2,622,800 shares as of December 31, 2024	(52,239)	(42,586)
Accumulated other comprehensive loss	(36,412)	(40,488)
Total shareholder's equity	861,885	879,261
Total liabilities and shareholder’s equity	$ 4,713,432	$ 4,809,334